Lease Obligations - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use assets	$ 81	$ 86	$ 120
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other Assets, Noncurrent	Other Assets, Noncurrent
Current operating lease liabilities	34	$ 34	$ 44
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Current	Other Liabilities, Current
Noncurrent operating lease liabilities	95	$ 103	$ 139
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total operating lease liabilities		$ 137	$ 183
Fixed assets, net		46	62
Current finance lease liabilities	25	25	27
Noncurrent finance lease liabilities	$ 16	18	34
Total finance lease liabilities		$ 43	$ 61
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Computer Equipment [Member]	Computer Equipment [Member]
Operating leases, Weighted Average Remaining Lease Term (in years)		6 years 6 months	5 years 9 months 18 days
Finance leases, Weighted Average Remaining Lease Term (in years)		2 years	2 years 8 months 12 days
Operating leases, Weighted Average Discount Rate		4.60%	4.30%
Finance leases, Weighted Average Discount Rate		4.30%	4.40%